Transactions with Related Parties - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Annual payment under the agreement	$ 2.5	$ 2.5	$ 2.5
Related party management agreement, term	10 years
Sponsor [Member]
Related Party Transaction [Line Items]
Agreement termination fee	$ 7.5